UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (32.6%)
$97,000	ABN Amro Securities LLC, (dated 03/31/15; proceeds $97,000,539; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 01/01/28 - 11/20/43; valued at $99,916,466)	0.20%		04/01/15	$97,000,000
5,000	ABN Amro Securities LLC, (dated 01/23/15; proceeds $5,003,500; fully collateralized by various Common Stocks; valued at $5,250,014) (Demand 04/07/15)	0.28	(a)	04/23/15	5,000,000
5,000	ABN Amro Securities LLC, (dated 02/11/15; proceeds $5,003,461; fully collateralized by various Common Stocks; valued at $5,250,035) (Demand 04/07/15)	0.28	(a)	05/11/15	5,000,000
5,000	ABN Amro Securities LLC, (dated 02/27/15; proceeds $5,003,539; fully collateralized by various Common Stocks; valued at $5,250,001) (Demand 04/07/15)	0.28	(a)	05/29/15	5,000,000
50,000	Bank of Nova Scotia, (dated 09/08/14; proceeds $50,111,528; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 09/01/24 - 04/20/62; valued at $51,468,303) (Demand 04/07/15)	0.22	(a)	09/08/15	50,000,000
5,000	Bank of Nova Scotia, (dated 03/04/15; proceeds $5,015,250; fully collateralized by various U.S. Government agency securities, 2.40% - 7.00% due 09/06/24 - 03/01/45 and U.S. Government obligations, 2.50% - 2.75% due 11/15/23 - 01/15/29; valued at $5,149,832) (Demand 04/07/15)	0.30	(a)	03/04/16	5,000,000
7,750	Barclays Capital, Inc., (dated 02/02/15; proceeds $7,765,974; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.88% due 09/15/18 - 03/30/43 and a Preferred Stock; valued at $8,269,298) (Demand 04/01/15) (b)	0.70	(a)	05/19/15	7,750,000
10,000	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $10,000,033; fully collateralized by various U.S. Government agency securities, 1.52% - 9.20% due 01/01/17 - 02/01/45; valued at $10,300,000)	0.12		04/01/15	10,000,000
5,000	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $5,000,025; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250,026)	0.18		04/01/15	5,000,000
4,000	Credit Agricole Corp., (dated 03/31/15; proceeds $4,000,013; fully collateralized by various U.S. Government obligations, 0.25% - 3.63% due 08/15/19 - 01/15/25; valued at $4,080,000)	0.12		04/01/15	4,000,000
23,000	Credit Suisse Securities USA, (dated 02/02/15; proceeds $23,037,907; fully collateralized by a Corporate Bond, 7.75% due 02/01/20; valued at $24,380,761) (b)	0.65		05/04/15	23,000,000
5,000	ING Financial Markets LLC, (dated 03/31/15; proceeds $5,000,018; fully collateralized by a Corporate Bond, 6.46% due 12/13/36 (c); valued at $5,252,125)	0.13		04/01/15	5,000,000

5,000	ING Financial Markets LLC, (dated 03/31/15; proceeds $5,000,036; fully collateralized by a Corporate Bond, 6.63% due 02/15/23; valued at $5,303,186)	0.26		04/01/15	5,000,000
20,000	JP Morgan Clearing Corp., (dated 03/05/15; proceeds $20,015,500; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $21,004,891) (Demand 04/07/15)	0.31	(a)	06/03/15	20,000,000
14,000	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $14,023,528; fully collateralized by various Common Stocks and Preferred Stocks; valued at $14,700,097) (Demand 04/01/15) (b)	0.55	(a)	05/19/15	14,000,000
10,000	Natixis, (dated 03/31/15; proceeds $10,000,042; fully collateralized by various U.S. Government obligations, 2.25% - 2.50% due 11/15/24 - 02/15/45; valued at $10,200,092)	0.15		04/01/15	10,000,000
5,000	RBC Capital Markets LLC, (dated 01/15/15; proceeds $5,006,961; fully collateralized by various Corporate Bonds, 0.49% - 8.25% due 05/02/17 - 10/01/39; valued at $5,250,000) (Demand 04/07/15)	0.28	(a)	07/13/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 03/17/15; proceeds $5,003,665; fully collateralized by various Corporate Bonds, 1.30% - 9.38% due 01/25/16 - 05/15/68; valued at $5,250,001) (Demand 04/07/15)	0.29	(a)	06/16/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 03/19/15; proceeds $5,003,625; fully collateralized by various Corporate Bonds, 1.30% - 10.20% due 01/25/16 - 06/04/42 (c); valued at $5,250,000) (Demand 04/07/15)	0.29	(a)	06/17/15	5,000,000
10,000	RBC Capital Markets LLC, (dated 02/05/15; proceeds $10,008,750; fully collateralized by various Corporate Bonds, 3.75% - 10.75% due 06/15/17 - 08/01/33; valued at $10,600,001) (Demand 04/07/15)	0.35	(a)	05/06/15	10,000,000
5,000	RBC Capital Markets LLC, (dated 03/04/15; proceeds $5,004,424; fully collateralized by various Corporate Bonds, 3.50% - 9.50% due 09/15/16 - 07/15/37; valued at $5,300,000) (Demand 04/07/15)	0.35	(a)	06/03/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 03/16/15; proceeds $5,004,424; fully collateralized by various Corporate Bonds, 5.00% - 9.63% due 10/01/18 - 05/01/22 (c); valued at $5,300,000) (Demand 04/07/15)	0.35	(a)	06/15/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 01/15/15; proceeds $5,009,199; fully collateralized by various Corporate Bonds, 5.63% - 9.13% due 12/15/17 - 08/01/33 (c); valued at $5,300,001) (Demand 04/07/15)	0.37	(a)	07/13/15	5,000,000
20,000	Scotia Capital USA, Inc., (dated 03/31/15; proceeds $20,000,128; fully collateralized by various Corporate Bonds, 5.15% - 8.50% due 05/15/15 - 05/15/19; valued at $21,216,785)	0.23		04/01/15	20,000,000
5,500	SG Americas Securities, (dated 03/31/15; proceeds $5,500,038; fully collateralized by various Corporate Bonds, 2.10% - 8.05% due 04/15/15 - 10/01/77 (c); valued at $5,779,476)	0.25		04/01/15	5,500,000

5,000	TD Securities USA LLC, (dated 03/31/15; proceeds $5,000,015; fully collateralized by various Corporate Bonds, 0.57% - 3.25% due 11/15/16 - 03/17/25 and U.S. Government agency securities, 1.88% - 3.50% due 09/18/18 - 10/01/20; valued at $5,249,867)	0.11	04/01/15	5,000,000
10,000	TD Securities USA LLC, (dated 03/26/15; proceeds $10,000,233; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 04/01/26 - 12/01/44; valued at $10,300,000)	0.12	04/02/15	10,000,000
10,000	Wells Fargo Securities LLC, (dated 03/31/15; proceeds $10,000,042; fully collateralized by various Corporate Bonds, 6.25% - 9.63% due 03/15/18 - 09/15/23; valued at $10,600,000)	0.15	04/01/15	10,000,000
21,000	Wells Fargo Securities LLC, (dated 01/26/15; proceeds $21,034,823; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 4.25% due 04/15/15 - 03/30/43 and Convertible Preferred Stocks; valued at $23,490,060) (b)	0.66	04/27/15	21,000,000
	Total Repurchase Agreements (Cost $382,250,000)			382,250,000

	Certificates of Deposit (17.9%)
	International Banks
2,750	Banco Del Estado De Chile	0.22	05/01/15	2,750,000
21,250	Bank of Montreal	0.22 - 0.23	04/07/15 - 05/13/15	21,250,000
15,000	Canadian Imperial Bank of Commerce	0.22	04/02/15	15,000,000
20,250	Credit Industriel et Commercial	0.30	05/04/15	20,250,000
7,000	Credit Suisse	0.30	05/13/15	7,000,000
60,000	Mizuho Bank Ltd.	0.25 - 0.27	04/08/15 - 06/15/15	60,000,875
4,000	Natixis	0.30	05/01/15	4,000,000
10,500	Oversea Chinese Banking Corp.	0.21 - 0.22	04/02/15 - 05/20/15	10,499,927
24,500	Sumitomo Mitsui Banking Corp.	0.26 - 0.28	06/04/15 - 06/17/15	24,500,000
10,000	Sumitomo Mitsui Trust Bank Ltd.	0.26	04/01/15	10,000,000
19,500	Svenska Handelsbanken AB	0.22	04/15/15	19,500,038
15,000	Toronto Dominion Bank	0.04	04/01/15	15,000,000
	Total Certificates of Deposit (Cost $209,750,840)			209,750,840

	Time Deposits (17.1%)
	International Banks
40,000	Canadian Imperial Bank of Commerce	0.02	04/01/15	40,000,000
50,000	National Bank of Canada (Montreal Branch)	0.03	04/01/15	50,000,000
55,000	Skandinaviska Enskilda Banken AB	0.04	04/01/15	55,000,000
55,000	Swedbank AB Cayman Islands	0.03	04/01/15	55,000,000
	Total Time Deposits (Cost $200,000,000)			200,000,000

		COUPON RATE (a)	DEMAND DATE (d)
	Floating Rate Notes (15.5%)
	Domestic Banks (4.7%)
34,500	HSBC Bank USA NA	0.26 - 0.27%	04/21/15 - 05/04/15	07/21/15 - 08/04/15	34,500,000
20,600	U.S. Bank NA	0.19 - 0.24	04/23/15 - 04/27/15	04/23/15 - 07/27/15	20,600,000
					55,100,000

	International Banks (10.8%)
32,250	Bank of Nova Scotia	0.26 - 0.38	04/30/15 - 06/03/15	08/04/15 - 01/29/16	32,250,000
12,000	BNP Paribas SA	0.32 - 0.42	04/23/15 - 06/30/15	09/30/15 - 12/23/15	12,000,000
9,000	Commonwealth Bank of Australia (e)	0.27	06/01/15	06/01/15	9,000,283
3,750	Credit Industriel et Commercial	0.33	04/20/15	09/18/15	3,750,000
16,000	Credit Suisse	0.38 - 0.56	04/17/15 - 05/15/15	05/15/15 - 09/17/15	16,000,251
9,750	Sumitomo Mitsui Banking Corp.	0.32	04/27/15	08/27/15	9,750,000
26,500	Toronto Dominion Bank	0.25 - 0.27	04/07/15 - 05/06/15	06/08/15 - 11/06/15	26,500,000
16,900	Westpac Banking Corp.	0.27 - 1.03	05/06/15 - 06/25/15	05/06/15 - 09/25/15	16,907,024
					126,157,558
	Total Floating Rate Notes (Cost $181,257,558)				181,257,558

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (10.3%)
	Automobiles (1.6%)
18,900	Toyota Motor Credit Corp.	0.25%	06/04/15 - 06/19/15	18,890,392

	Food & Beverage (0.3%)
3,500	Coca-Cola Co. (e)	0.20 - 0.24	05/08/15 - 06/17/15	3,498,696

	International Banks (8.4%)
16,900	Banque Et Caisse	0.23 - 0.27	05/04/15 - 06/09/15	16,895,254
11,300	Caisse des Depots et Consignations	0.25	05/11/15	11,296,924
2,600	DBS Bank Ltd. (e)	0.22	04/10/15	2,599,857
12,300	Erste Abwicklungsanstalt	0.25	06/11/15	12,293,935
8,600	Nordea Bank AB (e)	0.25	04/30/15	8,598,268
41,000	NRW Bank (e)	0.15	04/01/15 - 04/07/15	40,999,100
4,800	United Overseas Bank Ltd. (e)	0.25	06/08/15	4,797,733
				97,481,071
	Total Commercial Paper (Cost $119,870,159)			119,870,159

		COUPON RATE (a)	DEMAND DATE (d)
	Extendible Floating Rate Notes (5.8%)
	Domestic Banks (3.2%)
23,000	JP Morgan Chase Bank NA (Extendible Maturity Date 04/06/16)	0.42%	06/08/15	03/07/19	23,000,000
14,000	Wells Fargo Bank NA (Extendible Maturity Date 04/19/16)	0.38	04/20/15	03/20/19	14,000,000
					37,000,000
	International Banks (2.6%)
15,500	Royal Bank of Canada (Extendible Maturity Date 03/31/16)	0.35	04/01/15	04/01/19	15,499,495
15,000	Svenska Handelsbanken AB (e) (Extendible Maturity Date 09/15/15)	0.32	04/15/15	05/13/16	15,000,000
					30,499,495
	Total Extendible Floating Rate Notes (Cost $67,499,495)				67,499,495

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Corporate Bonds (0.8%)
	International Banks
4,750	HSBC Bank PLC (e)	3.50%		06/28/15	4,785,484
3,500	National Australia Bank	1.60		08/07/15	3,514,661
1,500	Westpac Banking Corp.	3.00		08/04/15	1,513,421
	Total Corporate Bonds (Cost $9,813,566)				9,813,566

	Total Investments (Cost $1,170,441,618) (f)		100.0%		1,170,441,618
	Other Assets in Excess of Liabilities		0.0 (g)		375,559
	Net Assets		100.0%		$1,170,817,177

(a)	Rate shown is the rate in effect at March 31, 2015.
(b)	Illiquid security.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(d)	Date of next interest rate reset.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Cost is the same for federal income tax purposes.
(g)	Amount is less than 0.05%.

Active Assets Institutional Money Trust

Portfolio Composition • March 31, 2015 (unaudited)

Classification	Percentage of Total Investments
Repurchase Agreements	32.7%
Certificates of Deposit	17.9
Time Deposits	17.1
Floating Rate Notes	15.5
Commercial Paper	10.2
Extendible Floating Rate Notes	5.8
Corporate Bonds	0.8
100.0%

Active Assets Institutional Money Trust

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$382,250,000	$—	$382,250,000
Certificates of Deposit	—	209,750,840	—	209,750,840
Time Deposits	—	200,000,000	—	200,000,000
Floating Rate Notes	—	181,257,558	—	181,257,558
Commercial Paper	—	119,870,159	—	119,870,159
Extendible Floating Rate Notes	—	67,499,495	—	67,499,495
Corporate Bonds	—	9,813,566	—	9,813,566
Total Assets	$—	$1,170,441,618	$—	$1,170,441,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015